Net income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share [Abstract]
Net (Loss) / Income attributable to controlling interest for the period for Basic and Dilutive Earning per share (A)		$ (19,714)	$ 14,154
Weighted average shares outstanding of Class A ordinary shares, basic and diluted (B)		43,080,693	15,532,382
Basic	[1]	$ (0.46)	$ 0.91
Diluted	[1]	$ (0.46)	$ 0.91

[1]	For the year ended March 31, 2024, net income per Class A ordinary share and weighted average Class A ordinary shares outstanding is representative of the period from November 6, 2023 through March 31, 2024, the period following the Business Combination, as defined in Note 1. For more information refer to Note 21.